Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER BOND FUND
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2024